Income Taxes - Summary of Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₩ 10,934,375	₩ 1,901,992
Deferred tax liabilities	(6,457,103)	(7,100,938)
Net Deferred tax assets(liabilities)	₩ 4,477,272	₩ (5,198,946)	₩ (7,367,101)